KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2020
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2020	06/30/2019	06/30/2018

Salaries, social security and other benefits	3,073,240	3,940,185	4,703,519
Share-based incentives	3,428,029	—	—
Total	6,501,269	3,940,185	4,703,519